As filed with the U.S. Securities and Exchange Commission on October 2, 2026

File No. 333-271700

File No. 811-23872

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 506	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 508	☒

Themes ETF Trust

(Exact Name of Registrant as Specified in Charter)

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Address of Principal Executive Offices, Zip Code)

(646) 206-1788

(Registrant’s Telephone Number, including Area Code)

Jose C. Gonzalez

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Name and Address of Agent for Service)

Copy to:

Karen Aspinall, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Karen.Aspinall@Practus.com

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	On October 30, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ________________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 174 (the “Amendment”) to the Registrant’s Registration Statement (filed on April 24, 2026) with respect to three of its proposed series: Leverage Shares 2X Long Relativity Space Daily ETF, Leverage Shares 2X Short Relativity Space Daily ETF, and Leverage Shares 1X Short Relativity Space Daily ETF until October 30, 2026. Parts A and B of the Amendment are incorporated by reference herein. This amendment also incorporates by reference the information contained in Part C of Post-Effective Amendment No. 477 to the Registrant’s Registration Statement, which was filed on September 24, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 506 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwich, State of Connecticut, on this 2nd day of October, 2026.

THEMES ETF TRUST

By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Trustee and President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on October 2, 2026.

Signature	Title

/s/ Jose C. Gonzalez	Trustee and President
Jose C. Gonzalez	(Principal Executive Officer)

/s/ Dobromir Kamburov	Treasurer
Dobromir Kamburov	(Principal Financial Officer and Principal Accounting Officer)

/s/ Sanjay R. Bharwani	Trustee
Sanjay R. Bharwani*

/s/ Neil Fleming	Trustee
Neil Fleming*

/s/ Tracy N. Packwood	Trustee
Tracy N. Packwood*

*By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez

Attorney-in-Fact pursuant to Powers of Attorney previously filed with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on November 9, 2023.

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